UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stelliam Investment Management, LP
          31 West 52nd Street, 16th Floor
          New York, NY 10019

Form 13F File Number:     028-12932
                          ---------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Gregg L. Kudisch
Title:         Chief Financial Officer
Phone:         (212) 490-6702

Signature, Place, and Date of Signing:

/s/ Gregg L. Kudisch         New York, NY         August 13, 2010
--------------------        --------------       -----------------
   [Signature]              [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                      0
                                                 --------

Form 13F Information Table Entry Total:                65
                                                 --------

Form 13F Information Table Value Total:          $574,330
                                                 --------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.               Name
     ---               ----

                                           Stelliam Investment Management, LP
                                               Form 13F Information Table
                                              Quarter ended June 30, 2010








                            TITLE OF                 VALUE     SHRS OR    SH/  PUT/            OTHR
ISSUER                        CLASS       CUSIP    (X$1000)    PRN AMT    PRN  CALL  INV DISC  MGR      SOLE     SHARED  NONE
-----------------------    ----------   ---------  --------    ---------  ---  ----  --------  ----  ----------  ------- -----
ACE LTD                    SHS          H0023R105  $ 11,068      215,000  SH         SOLE               215,000
ACTIVISION BLIZZARD INC    COM          00507V109  $  5,979      570,000  SH         SOLE               570,000
ACTIVISION BLIZZARD INC    COM          00507V109  $  3,304      315,000  SH   CALL  SOLE               315,000
AERCAP HOLDINGS            COM          N00985106  $  5,242      505,000  SH         SOLE               505,000
ALBEMARLE CORP             COM          012653101  $  8,935      225,000  SH         SOLE               225,000
APACHE CORP                COM          037411105  $  6,946       82,500  SH         SOLE                82,500
APPLIED MATLS INC          COM          038222105  $ 15,145    1,260,000  SH         SOLE             1,260,000
ASML HOLDING N V           NY REG SHS   N07059186  $  8,035      292,500  SH         SOLE               292,500
BANK OF NEW YORK MELLON
CORP                       COM          064058100  $  6,913      280,000  SH         SOLE               280,000
BE AEROSPACE INC           COM          073302101  $  8,519      335,000  SH         SOLE               335,000
CELLU TISSUE HLDGS INC     COM          151169109  $  6,643      855,000  SH         SOLE               855,000
CISCO SYSTEMS INC          COM          17275R102  $ 10,602      497,500  SH         SOLE               497,500
CLEARWATER PAPER CORP      COM          18538R103  $  5,750      105,000  SH         SOLE               105,000
COCA-COLA ENTERPRISES INC  COM          191219104  $ 14,870      575,000  SH         SOLE               575,000
CORNERSTONE THERAPEUTICS
INC                        COM          21924P103  $  1,414      240,000  SH         SOLE               240,000
CUTERA INC                 COM          232109108  $  1,566      170,000  SH         SOLE               170,000
CYNOSURE INC CL A          COM          232577205  $  1,992      185,000  SH         SOLE               185,000
CONTINENTAL AIRLS INC      CL B         210795308  $  6,160      280,000  SH         SOLE               280,000
D.R. HORTON INC            COM          23331A109  $  9,289      945,000  SH         SOLE               945,000
DELTA AIR LINES INC DEL    COM NEW      247361702  $  5,758      490,000  SH         SOLE               490,000
EBAY INC                   COM          278642103  $  5,197      265,000  SH         SOLE               265,000
EOG RES INC                COM          26875P101  $  5,558       56,500  SH         SOLE                56,500
EXPRESSJET HOLDINGS INC    COM NEW      30218U306  $  4,368    1,680,000  SH         SOLE             1,680,000
EXXON MOBIL CORP           COM          30231G102  $ 13,411      235,000  SH         SOLE               235,000
FRONTIER OIL CORP          COM          35914P105  $  4,519      336,000  SH         SOLE               336,000
GAMESTOP CORP NEW          CL A         36467W109  $ 18,508      985,000  SH         SOLE               985,000
GENERAL CABLE CORP DEL NEW COM          369300108  $  5,597      210,000  SH         SOLE               210,000
HORMEL FOODS CORP          COM          440452100  $  9,310      230,000  SH         SOLE               230,000
INCYTE CORP                COM          45337C102  $  6,974      630,000  SH         SOLE               630,000
INGERSOLL-RAND PLC         SHS          G47791101  $  8,450      245,000  SH         SOLE               245,000
JETBLUE AIRWAYS CORP       COM          477143101  $ 17,294    3,150,000  SH         SOLE             3,150,000
JPMORGAN CHASE & CO        COM          46625H100  $ 15,376      420,000  SH         SOLE               420,000
JPMORGAN CHASE & CO        COM          46625H100  $  7,688      210,000  SH   CALL  SOLE               210,000
LIBERTY ACQUISITION HLDGS  *W EXP
CO                         12/12/201    53015Y115  $    396      387,900  SH   WTS   SOLE               387,900
MACYS INC                  COM          55616P104  $ 13,157      735,000  SH         SOLE               735,000
MAGELLAN HEALTH SVCS INC   COM NEW      559079207  $  3,726      102,600  SH         SOLE               102,600
MCDONALDS CORP             COM          580135101  $ 12,845      195,000  SH         SOLE               195,000
                           NOTE 1.875%
MICRON TECHNOLOGY INC      06/01/14     595112AH6  $ 10,826   12,250,000  PRN        SOLE            12,250,000
MICRON TECHNOLOGY INC      COM          595112103  $    594       70,000  SH         SOLE                70,000
MICROSOFT CORP             COM          594918104  $ 19,213      835,000  SH         SOLE               835,000
MICROSOFT CORP             COM          594918104  $ 25,311    1,100,000  SH   CALL  SOLE             1,100,000





                            TITLE OF                 VALUE     SHRS OR    SH/  PUT/            OTHR
ISSUER                        CLASS       CUSIP    (X$1000)    PRN AMT    PRN  CALL  INV DISC  MGR      SOLE     SHARED  NONE
-----------------------    ----------   ---------  --------    ---------  ---  ----  --------  ----  ----------  ------- -----

NAVIOS MARITIME ACQUIS     *W EXP
CORP                       06/25/201    Y21591196  $    555      518,900  SH   WTS   SOLE               518,900
NAVIOS MARITIME
HOLDINGS INC               COM          Y62196103  $  4,717    1,010,000  SH         SOLE             1,010,000
NAVIOS MARITIME
PARTNERS LP                UNIT LPI     Y62267102  $ 11,390      722,700  SH         SOLE               722,700
NEWS CORP                  CL A         65248E104  $  7,116      595,000  SH         SOLE               595,000
NIGHTHAWK RADIOLOGY
HLDGS INC                  COM          65411N105  $  5,076    1,960,000  SH         SOLE             1,960,000
ORACLE CORP                COM          68389X105  $  6,760      315,000  SH         SOLE               315,000
OWENS CORNING NEW          COM          690742101  $ 12,410      414,900  SH         SOLE               414,900
PFIZER INC                 COM          717081103  $ 19,964    1,400,000  SH         SOLE             1,400,000
PFIZER INC                 COM          717081103  $ 62,887    4,410,000  SH   CALL  SOLE             4,410,000
PULTE HOMES INC            COM          745867101  $  6,376      770,000  SH         SOLE               770,000
RADVISION LTD              ORD          M81869105  $  7,839    1,285,000  SH         SOLE             1,285,000
SANDISK CORP               COM          80004C101  $  5,890      140,000  SH         SOLE               140,000
SMITHFIELD FOODS INC       COM          832248108  $ 10,803      725,000  SH         SOLE               725,000
SOLTA MED INC              COM          83438K103  $    694      365,000  SH         SOLE               365,000
SOUTH JERSEY INDS INC      COM          838518108  $ 12,029      280,000  SH         SOLE               280,000
SPIRIT AEROSYSTEMS
HLDGS INC                  COM CL A     848574109  $  5,718      300,000  SH         SOLE               300,000
SYNERON MEDICAL LTD        ORD SHS      M87245102  $  4,811      468,000  SH         SOLE               468,000
TD AMERITRADE HLDG
CORP                       COM          87236Y108  $  4,820      315,000  SH         SOLE               315,000
UNITEDHEALTH GROUP INC     COM          91324P102  $  7,952      280,000  SH         SOLE               280,000
US BANCORP DEL             COM NEW      902973304  $  5,141      230,000  SH         SOLE               230,000
VALERO ENERGY CORP         COM          91913Y100  $  6,922      385,000  SH         SOLE               385,000
WAL MART STORES INC        COM          931142103  $  6,730      140,000  SH         SOLE               140,000
WESTERN RFNG INC           COM          959319104  $  2,817      560,000  SH         SOLE               560,000
WESTERN RFNG INC           COM          959319104  $  2,465      490,000  SH   CALL  SOLE               490,000


                                        Total      $574,330